Goodwill and Other Intangible Assets, Net - Components of intangible assets (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization	¥ 102,875	¥ 75,262
Accumulated amortization	(44,330)	(36,694)
Net carrying amount, Intangible assets subject to amortization	58,545	38,568
Goodwill	150,720	78,282	¥ 63,955
Indefinite-lived Intangible Assets and Goodwill	189,790	117,352
Total intangible assets	248,335	155,920
Amortization expense	20,599	16,617
Trademark
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Intangible assets not subject to amortization	38,922	38,922
Telephone rights
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Intangible assets not subject to amortization	148	148
Goodwill	150,720	78,282
Capitalized software
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization	84,152	54,710
Reacquired franchise rights
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization	17,973	9,802
Other
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization	¥ 750	¥ 10,750